Marketable securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Marketable securities.
At beginning of period	$ 175,336	$ 16,594	$ 69,362
Purchases	61,609	569,885	3,172
Proceeds on disposal	(89,475)	(409,525)	(54,923)
Net realized gains/(losses) on disposal	(1,647)	(3,760)	(1,898)	$ 65
Fair value movement	(9,682)	1,919	795	(211)
Change in accrued interest	593	274	(3)
Foreign exchange losses	(376)	(51)	89
At end of period	$ 136,358	$ 175,336	$ 16,594	$ 69,362